Inventory - Summary of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventories [Line Items]
Inventory	$ 129,060	$ 127,782
Retail Liquor
Disclosure Of Inventories [Line Items]
Inventory	83,923	82,589
Retail Cannabis
Disclosure Of Inventories [Line Items]
Inventory	19,516	13,373
Millwork
Disclosure Of Inventories [Line Items]
Inventory	0	276
Harvested Cannabis
Disclosure Of Inventories [Line Items]
Raw materials, packaging and components	7,781	4,577
Extracted cannabis & hemp oils	11,989	0
Work-in-progress	995	19,927
Finished goods	$ 4,856	$ 7,040